Income Taxes	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Income Taxes
15.	Income Taxes

	For the years ended
€ thousand	December 31, 2022	December 31, 2021
Loss before taxes	-73,806	-43,686
Expected taxes applying the domestic tax rate of 27.725% (previous year: 27.725%)	-20,463	-12,112
Foreign tax rate differential	-19	-85
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	267	192
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	18,160	15,650
Recognition of previously unrecognized deferred tax assets from deductible temporary differences and on loss carryforwards and reversal of deductible temporary differences / utilization of loss carryforwards for which no deferred taxes were previously recognized	-448	0
Write-up/-down of deferred tax assets	451	-2,123
Effect of equity-settled share-based payments	1,629	233
Other	399	37
Tax expense for the fiscal year	-24	1,791
Due to the previous
start-up
losses, deferred tax assets were recognized, only to the extent of taxable temporary differences. Accordingly, no deferred taxes were recognized for corporation tax loss carryforwards in Germany in the amount of €157,043 thousand (2021: €97,469 thousand) and for trade tax loss carryforwards in Germany in the amount of €154,986 thousand (2021: €96,320 thousand). The same applies to foreign tax loss carryforwards in the amount of €17,552 thousand (2021: €6,843 thousand). Deductible temporary differences were not recognized in the amount of €1,699 thousand (2021: €1,519 thousand). The utilization of the tax loss carryforwards and deductible temporary differences is ensured to the extent that sufficient taxable temporary differences will be available after the deduction of amounts corresponding to minimum taxation legislation in Germany for each particular year of usage.
As of Dec
ember
31, 2022, domestic loss carryforwards totaled €168,538 thousand for corporation tax and €166,481 thousand for trade tax (2021: €109,662 thousand and €108,514 thousand, respectively). These loss carryforwards do not expire. Foreign tax loss carryforwards in the amount of €648 thousand will expire in 2037 if not used (2021: €
648
thousand). Foreign tax loss carryforwards in the amount of €16,904 thousand (2021: €6,195 thousand) do not expire.
Balance of deferred tax assets and liabilities:

	Dec. 31, 2022		Dec. 31, 2021		Jan. 1 – Dec. 31, 2022	Jan. 1 – Dec. 31, 2021
€ thousand	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities	Changes recognized in profit or loss
Intangible assets	12	4,901	1	5,419	529	-486
Leases	29	0	2	0	27	8
Property, plant, and equipment	292	0	101	0	191	59
Other non-financial assets	0	48	0	0	-48	0
Inventories	0	121	79	0	-200	71
Provisions	56	1	110	23	-32	82
Other financial and non-financial liabilities	0	273	0	22	-251	-28
Tax loss carryforwards and tax credits	3,187	0	3,380	0	-193	-1,497
Offsetting	-3,577	-3,577	-3,673	-3,673	0	0
Total	0	1,767	0	1,791	24	-1,791